Employee Benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits
Medical and welfare defined contribution plan	¥ 16,172	¥ 21,075	¥ 13,091
Other employee benefits	87	915	310
Total	¥ 16,259	¥ 21,990	¥ 13,401